Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (6,439)	£ (7,202)
Fair value of funded scheme assets	6,612	7,317
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	907	900
Unrecognised funded scheme surpluses	(56)	(40)	£ (60)	£ (16)
Surplus (deficit) in plan	117	75
Non-current net defined benefit liability	(820)	(881)
Retirement benefit assets	937	956
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,705)	(6,417)
Fair value of funded scheme assets	6,612	7,317
Unrecognised funded scheme surpluses	(56)	(40)
Surplus (deficit) in plan	851	860
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(734)	(785)
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,918)	(6,647)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	912	905
Unrecognised funded scheme surpluses	(56)	(40)	(60)	(16)
Surplus (deficit) in plan	498	485
Non-current net defined benefit liability	(434)	(467)
Retirement benefit assets	932	952
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,560)	(6,267)
Fair value of funded scheme assets	6,472	7,172
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	912	905
Unrecognised funded scheme surpluses	(56)	(40)
Surplus (deficit) in plan	856	865
Pension schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(358)	(380)
Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(521)	(555)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(5)	(5)
Unrecognised funded scheme surpluses	0	0	£ 0	£ 0
Surplus (deficit) in plan	(381)	(410)
Non-current net defined benefit liability	(386)	(414)
Retirement benefit assets	5	4
Healthcare schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(145)	(150)
Fair value of funded scheme assets	140	145
Unrecognised funded scheme surpluses	0	0
Surplus (deficit) in plan	(5)	(5)
Healthcare schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (376)	£ (405)